Income Taxes - Summary of Income (Loss) Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Income loss before income tax [Line Items]
US	$ (310,483)	$ 97,918	$ 89,416
Korea	5,315	2,696	(14,199)
Income (loss) before income tax	$ (305,168)	$ 100,614	$ 75,217